The Company (Details) $ in Thousands	Jun. 30, 2019 USD ($) aircraft	Dec. 31, 2018 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of owned aircraft | aircraft	1,373
Total assets | $	$ 43,067,924	$ 43,208,915